Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 272,948,000	$ 267,037,000	$ 274,003,000	$ 250,231,000	$ 247,700,000	$ 198,709,000	$ 201,115,000	$ 171,096,000	$ 1,064,219,000	$ 818,620,000	$ 587,635,000
Cost of sales	231,073,000	192,496,000	201,334,000	182,944,000	194,705,000	151,150,000	151,860,000	132,117,000	807,847,000	629,832,000	487,900,000
Gross profit	41,875,000	74,541,000	72,669,000	67,287,000	52,995,000	47,559,000	49,255,000	38,979,000	256,372,000	188,788,000	99,735,000
Total operating expenses	422,995,000	72,764,000	84,721,000	73,030,000	73,709,000	64,839,000	131,779,000	61,056,000	653,510,000	331,383,000	230,511,000
Earnings from equity investment	94,000	659,000	350,000	(963,000)	(6,391,000)	3,361,000	2,568,000	1,462,000	140,000	1,000,000	1,824,000
Operating loss	(381,026,000)	2,436,000	(11,702,000)	(6,706,000)	(27,105,000)	(13,919,000)	(79,956,000)	(20,615,000)	(396,998,000)	(141,595,000)	(128,952,000)
Total other expense (income), net	6,025,000	6,598,000	2,001,000	(21,868,000)	(112,155,000)	8,726,000	8,987,000	8,126,000	(7,244,000)	(86,316,000)	9,047,000
Loss before income taxes	(387,051,000)	(4,162,000)	(13,703,000)	15,162,000	85,050,000	(22,645,000)	(88,943,000)	(28,741,000)	(389,754,000)	(55,279,000)	(137,999,000)
Income tax expense (benefit)	(3,308,000)	(1,108,000)	1,646,000	(12,904,000)	35,981,000	(7,817,000)	(11,070,000)	(12,973,000)	(15,674,000)	4,121,000	(56,051,000)
Net loss	$ (383,743,000)	$ (3,054,000)	$ (15,349,000)	$ 28,066,000	$ 49,069,000	$ (14,828,000)	$ (77,873,000)	$ (15,768,000)	$ (374,080,000)	$ (59,400,000)	$ (81,948,000)
Weighted average shares outstanding
Basic (in shares)	109,082	108,856	108,714	108,423	105,947	96,275	96,170	95,860	108,771	98,689	91,226
Diluted (in shares)	109,082	108,856	108,714	110,857	108,581	96,275	96,170	95,860	108,771	98,689	91,226
Loss per share
Basic (in dollars per share)	$ (3.52)	$ (0.03)	$ (0.14)	$ 0.26	$ 0.46	$ (0.15)	$ (0.81)	$ (0.16)	$ (3.44)	$ (0.60)	$ (0.90)
Diluted (in dollars per share)	$ (3.52)	$ (0.03)	$ (0.14)	$ 0.25	$ 0.45	$ (0.15)	$ (0.81)	$ (0.16)	$ (3.44)	$ (0.60)	$ (0.90)
Impairment of intangible assets	$ 50,200,000		$ 14,500,000						$ 64,700,000	$ 1,100,000	$ 0
Goodwill impairment	$ 298,800,000								298,789,000	68,004,000	0
Gain on contribution of subsea rentals business				$ 33,500,000					33,506,000	0	0
Gain realized on previously held equity investment					$ (120,400,000)				$ 0	$ (120,392,000)	$ 0
Subsea Technologies
Loss per share
Goodwill impairment							$ 68,000,000